Summarised financial information - Additional Information (Details) £ in Millions, $ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes | £	£ 40,998		£ 38,323
Reynolds American Inc.
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes		$ 7,700.0		$ 10,300.0
Outstanding long-term debt	10.00%	10.00%
Lorillard Inc
Disclosure Of Summarised Financial Information [Line Items]
Unsecured notes		$ 40.9		$ 149.5
Registered BATCAP Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes		10,650.0
Registered BATIF Bonds in Connection with the Acquisition of RAI
Disclosure Of Summarised Financial Information [Line Items]
Bonds and notes		1,500.0
Reynolds American Inc. | Registered BATCAP bonds
Disclosure Of Summarised Financial Information [Line Items]
Bonds Issued, registered portion		$ 12,350.0